Related Parties	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Related Parties
NOTE 14	Related parties
No outstanding balances with related parties have guarantees. No expense has been recognized in the years ended December 31, 2023, 2022 or 2021 for non-collectible
debts or expected credit losses in relation to values due from related parties.
a. Management remuneration
In the years ended December 31, 2023, 2022 and 2021, wages and salary costs were allocated to the Company from Equifax, Inc. The allocated amount presented in Other reserves was R$ 169 for the year ended December 31, 2023, R$ 19 for the year ended December 31, 2022, and R$ 10 for the year ended December 31, 2021.
b. Preferred shares
In the year ended December 31, 2023, interest incurred on preferred shares (Note 17) held by Equifax, Inc., a related party, were recorded. The amount of intercompany interest presented in Financial expenses was R$ 3,455 for the year ended December 31, 2023 and R$ 877 for the year ended December 31, 2022. There was no intercompany interest for the year ended December 31, 2021.
c. Acordo Certo Ltda.
In the year ended December 31, 2023, the Company had certain cost sharing practices with Acordo Certo Ltda. This resulted in a R$ 1,776 current asset and R$ 0 current liability as of December 31, 2023.
d. Associação Comercial de São Paulo
In the year ended December 31, 2023, the Company rendered data consulting services to the Associação Comercial de São Paulo. This resulted in R$ 1,411 of revenue in 2023. Additionally, ACSP is a minority shareholder of Equifax do Brasil.

Boa Vista Servicos S.A [member]
Disclosure of transactions between related parties [line items]
Related Parties
18	Related parties
Balances with related parties derive from transactions that were carried out at market prices with the Group’s shareholders related to rendering of services and cost-sharing. No expense has been recognized in the current year or prior year for bad or doubtful debts in respect of amounts owed by related parties.

		Current assets
		August 7,	December 31,
Related parties	Nature	2023	2022
Associação Comercial de São Paulo	(a)	—	2
Acordo Certo Ltda.	(b)	1,245	—

Total		1,245	2

			Current liabilities
		August 7,	December 31,
Related parties	Nature	2023	2022
Acordo Certo Ltda.	(b)	145	—

Total		145	—

Statements of profit or loss
		August 7, 2023		December 31, 2022
			Costs and		Costs and
Company	Nature	Revenue	expenses	Revenue	expenses
Associação Comercial de São Paulo	(a)	1,323	—	2,153	—

(a)	Relates to the rendering of data consultation services.
(b)	Refers to cost-sharing.
Associação Comercial de São Paulo is a shareholder of the ultimate parent of the Company. Acordo Certo Ltda. is a subsidiary of the joint venture.

18.1	Key management personnel
In the period ended August 7, 2023 and the year ended December 31, 2022, short-term benefits were paid to Directors and Board members, whose expense was presented in “General and administrative expenses”.
Each year, at the Annual Shareholders’ Meeting, the total amount of the Directors’ fees and the remuneration of the Board members are established according to the Group’s Bylaws.

	August 7,	December 31,
	2023	2022
Annual fixed remuneration	7,769	9,744
Variable remuneration - Profit sharing program	5,122	3,419

Total remuneration	12,891	13,163

	August 7,	December 31,
	2023	2022
Restricted shares plan	457	611

Total	457	611

Expenses related to the restricted shares referring to the Board members and Directors recorded in the consolidated statement of profit or loss and other comprehensive income. See Note 31 for further information.